LEASES - Summary of Future Undiscounted Cash Flows (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2023	$ 2,544
2024	4,579	$ 4,265
2025	3,980	3,879
2026	3,511	3,485
2027	2,486	3,167
Thereafter	7,546
Total lease payments	24,646	24,228
Less: imputed interest	(4,188)	(4,226)
Present value of lease liabilities	$ 20,458	$ 20,002